Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				9 Months Ended					12 Months Ended
	Dec. 31, 2022	Dec. 15, 2020	Dec. 31, 2022	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Dec. 31, 2022	Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2023	Aug. 31, 2023	Feb. 21, 2023	Mar. 10, 2022	Jul. 15, 2021	Jun. 03, 2021
Bridge Media LLC [Member]
Related Party Transaction [Line Items]
Consulting fees				$ 43,000				$ 95,000			$ 0
Proceeds from Contributions from Affiliates													$ 130,000
Fixed asset	$ 3,716,000		$ 3,716,000	8,230,000				8,230,000		$ 3,716,000			3,716,000
Broadcasting expenses				190,000		$ 0		406,000			0
General and administrative expenses				4,208,000		45,000		9,476,000			45,000		284,000
Noncash Contribution Expense								4,000,000.0
Payments for acquire								1,000,000.0
Cash				16,800,000				16,800,000
Bridge Media LLC [Member] | Employee Sharing Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expenses				1,600,000				4,400,000
Bridge Media LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Service fees				209,000		0		246,000			0
Related Party [Member] | Bridge Media LLC [Member]
Related Party Transaction [Line Items]
Revenues				1,300,000		0		2,400,000			0
Proceeds from Contributions from Affiliates													4,800,000
Purchase price	1,000,000		1,000,000							1,000,000			1,000,000
Fixed asset	3,700,000		3,700,000	369,000				369,000		3,700,000			3,700,000
Net Assets	100,000		100,000							100,000			100,000
Related Party [Member] | Bridge Media LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Service fees													25,000
Simplify Inventions LLC [Member] | Bridge Media LLC [Member] | Revolving Promissory Note [Member]
Related Party Transaction [Line Items]
Debt interest rate																	6.00%
Balance outstanding				26,300,000				26,300,000
Interest expense debt				$ 352,000				499,000
Simplify Inventions LLC [Member] | Bridge Media LLC [Member] | Revolving Promissory Note [Member] | Debt Contribution Agreement [Member]
Related Party Transaction [Line Items]
Debt converted into equity															$ 26,800,000
The Arena Group Holdings Inc [Member]
Related Party Transaction [Line Items]
Interest on notes													652,000	$ 1,007,000
Advance paid	1,486,000		1,486,000							1,486,000			1,486,000
Consulting fees													307,000	780,000
Revenues													13,253,000
Stock issued during period, shares, issued for services
Stock price																		$ 8.25
Purchase price																			$ 35,000
Fixed asset	735,000		735,000	$ 404,000				404,000		735,000			735,000	636,000
Balance outstanding	66,691,000		66,691,000	102,691,000				102,691,000		66,691,000			66,691,000	72,619,000
Interest expense debt				338,000	[1]		[1]	338,000	[1]			[1]	11,429,000	10,455,000
General and administrative expenses				11,028,000		13,493,000		35,803,000		1,722,000	41,841,000		53,499,000	55,612,000
The Arena Group Holdings Inc [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services		16,802
Stock price		$ 4
Proceeds from repurchase of restricted stock		$ 67,000
The Arena Group Holdings Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advance paid																				$ 500,000
The Arena Group Holdings Inc [Member] | Mr. Heckman [Member]
Related Party Transaction [Line Items]
Revenues													181,000	2,000
The Arena Group Holdings Inc [Member] | B.Riley [Member]
Related Party Transaction [Line Items]
Legal fees											2,440,000
Debt instrument, face amount																$ 6,000,000
Interest on notes													7,540,000	6,940,000
Paid in cash	204,000		204,000	$ 3,065,000		$ 1,856,000		9,068,000			$ 5,507,000
Interest expense debt								$ 338,000
BRiley Financial Inc [Member] | The Arena Group Holdings Inc [Member]
Related Party Transaction [Line Items]
Legal fees													3,440,000	609,000
Debt instrument, face amount	$ 36,000,000		$ 36,000,000							$ 36,000,000			$ 36,000,000	$ 5,086,000

[1]	During the three and nine months ended September 30, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.